RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2023
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

21.RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, our subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. In particular, subject to certain cumulative limits, the statutory reserve fund requires an annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a PRC subsidiary’s registered capital. These reserve funds can only be used for such specific purposes as provided in PRC laws, and are not distributable as cash dividends, amounted to RMB826, RMB904 and RMB1,029 as of December 31, 2021, 2022 and 2023, respectively. In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries, the PRC subsidiaries share capital of RMB2,809 at December 31, 2023 is considered restricted. As a result of these PRC laws and regulations, as of December 31, 2023, approximately RMB3,838 is not available for distribution to the Group by its PRC subsidiaries in the form of dividends, loans or advances.